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                                                           1933 Act Rule 497(j)
                                                    1933 Act File No. 333-40455
                                                    1940 Act File No. 811-08495

                                February 29, 2008

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      Nationwide Mutual Funds (the "Registrant")
                  SEC File Nos. 333-40455 and 811-08495
                  Rule 497(j) filing

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter  serves  as  certification  that the form of the  Prospectus  and SAI for
Nationwide  Value Fund, a series of the  Registrant,  that could have been filed under  paragraph (c) of Rule 497 would not have differed from that  contained in
Post-Effective  Amendment  Nos.  94/95  to  the  Registration  Statement  of the
Registrant that was filed  electronically  with the U.S. Securities and Exchange
Commission on February 26, 2008, for immediate effectiveness.

     Please direct any  questions and comments  relating to this filing to me at
(202) 419-8429, or in my absence, Barbara A. Nugent, Esq. at (215) 564-8092.

                                                     Very truly yours,

                                                     /s/Peter M. Hong
                                                     Peter M. Hong